Document and Entity Information	Apr. 06, 2020
Cover [Abstract]
Entity Registrant Name	Snap-on Inc
Entity Address, State or Province	WI
Amendment Flag	false
Entity Central Index Key	0000091440
Current Fiscal Year End Date	--12-28
Document Type	8-K
Document Period End Date	Apr. 06, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-7724
Entity Tax Identification Number	39-0622040
Entity Address, Address Line One	2801 80th Street
Entity Address, City or Town	Kenosha
Entity Address, Postal Zip Code	53143-5656
City Area Code	(262)
Local Phone Number	656-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	SNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false